Federated Intermediate Municipal Trust
A Portfolio of Intermediate Municipal Trust
INSTITUTIONAL SHARES (TICKER FIMTX)
CLASS Y SHARES (TICKER FIMYX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED JULY 31, 2017
At the close of business on December 29, 2017, the existing Institutional Shares will be re-designated as Service Shares and the existing Class Y Shares will be re-designated as the new Institutional Shares. These re-designations are intended to more closely align the existing share classes of the Fund with how the share classes are being utilized by investors.
The existing Institutional Shares will operate up to the close of business on December 29, 2017. When business opens on January 2, 2018, the newly re-designated Service Shares will be available to new accounts as well as new purchases by existing shareholders who meet the eligible investor requirements as outlined in the fund's prospectus. There is no action required by shareholders to effect this re-designation and there will be no disruption to accounts as a result of the re-designation.
The existing Class Y Shares will operate up to the close of business on December 29, 2017. When business opens on January 2, 2018, the newly re-designated Institutional Shares will be available to new accounts as well as new purchases by existing shareholders who meet the eligible investor requirements as outlined in the fund's prospectus. The required minimum investment amount for Institutional Shares is generally $1,000,000. There is no minimum subsequent investment amount. Current Class Y shareholders who do not meet the new eligibility requirements after the re-designation will be grandfathered into the new Institutional Shares of the Fund. There is no action required by shareholders to effect this re-designation and there will be no disruption to accounts as a result of the re-designation. Please delete all references to Class Y Shares effective as of close of business on December 29, 2017.

Effective as of the close of business on December 29, 2017, please make the following changes:
In the section “Fund Summary Information,” under the sub-section “Purchase and Sale of Fund Shares,” please delete the current disclosure in its entirety and replace with the following:
“PURCHASE AND SALE OF FUND SHARES
You may purchase, redeem or exchange Shares of the Fund on any day the New York Stock Exchange is open. Shares may be purchased through a financial intermediary firm that has entered into a Fund selling and/or servicing agreement with the Distributor or an affiliate (“Financial Intermediary”) or directly from the Fund, by wire or by check. Please note that certain purchase restrictions may apply. Redeem or exchange Shares through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.
The minimum initial investment amount for the Fund's IS and SS classes is generally $1,000,000 and there is no minimum subsequent investment amount. Certain types of accounts are eligible for lower minimum investments. The minimum investment amount for Systematic Investment Programs is $50.”
November 20, 2017
Federated Intermediate Municipal Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454203 (11/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Federated Intermediate Municipal Trust
A Portfolio of Intermediate Municipal Trust
INSTITUTIONAL SHARES (TICKER FIMTX)
CLASS Y SHARES (TICKER FIMYX)

SUPPLEMENT TO PROSPECTUS DATED JULY 31, 2017
At the close of business on December 29, 2017, the existing Institutional Shares will be re-designated as Service Shares and the existing Class Y Shares will be re-designated as the new Institutional Shares. These re-designations are intended to more closely align the existing share classes of the Fund with how the share classes are being utilized by investors.
The existing Institutional Shares will operate up to the close of business on December 29, 2017. When business opens on January 2, 2018, the newly re-designated Service Shares will be available to new accounts as well as new purchases by existing shareholders who meet the eligible investor requirements as outlined in the fund's prospectus. There is no action required by shareholders to effect this re-designation and there will be no disruption to accounts as a result of the re-designation.
The existing Class Y Shares will operate up to the close of business on December 29, 2017. When business opens on January 2, 2018, the newly re-designated Institutional Shares will be available to new accounts as well as new purchases by existing shareholders who meet the eligible investor requirements as outlined in the fund's prospectus. The required minimum investment amount for Institutional Shares is generally $1,000,000. There is no minimum subsequent investment amount. Current Class Y shareholders who do not meet the new eligibility requirements after the re-designation will be grandfathered into the new Institutional Shares of the Fund. There is no action required by shareholders to effect this re-designation and there will be no disruption to accounts as a result of the re-designation. Please delete all references to Class Y Shares effective as of close of business on December 29, 2017.
Effective as of the close of business on December 29, 2017, please make the following changes (references below to Institutional Shares relate to the new Institutional Shares):
1. In the section “Fund Summary Information,” under the sub-section “Purchase and Sale of Fund Shares” please delete the current disclosure in its entirety and replace with the following:
“PURCHASE AND SALE OF FUND SHARES
You may purchase, redeem or exchange Shares of the Fund on any day the New York Stock Exchange is open. Shares may be purchased through a financial intermediary firm that has entered into a Fund selling and/or servicing agreement with the Distributor or an affiliate (“Financial Intermediary”) or directly from the Fund, by wire or by check. Please note that certain purchase restrictions may apply. Redeem or exchange Shares through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.
The minimum initial investment amount for the Fund's IS and SS classes is generally $1,000,000 and there is no minimum subsequent investment amount. Certain types of accounts are eligible for lower minimum investments. The minimum investment amount for Systematic Investment Programs is $50.”
2. Under “How is the Fund Sold,” please delete the current disclosure in its entirety and replace with the following:
“The Fund offers the following Share classes: Institutional Shares (IS) and Service Shares (SS), each representing interests in a single portfolio of securities. All Share classes have different expenses which affect their performance. Please note that certain purchase restrictions may apply.
Under the Distributor's Contract with the Fund, the Distributor, Federated Securities Corp., offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (“Federated”).
IS and SS Classes
The Fund's Distributor markets the IS class and SS class to Eligible Investors, as described below. In connection with a request to purchase the IS class or SS class, you should provide documentation sufficient to verify your status as an Eligible Investor. As a general matter, the IS class and SS class are not available for direct investment by natural persons.
The following categories of Eligible Investors are not subject to any minimum initial investment amount for the purchase of the IS class and SS class (however, such accounts remain subject to the Fund's policy on “Accounts with Low Balances” as discussed later in this Prospectus):
■	An investor participating in a no-load platform, network or other fee-based program offered by a financial intermediary, for example, a wrap-account or retirement platform where Federated has entered into an agreement with the intermediary;

■	A trustee/director, employee or former employee of the Fund, the Adviser, the Distributor and their affiliates; an immediate family member of these individuals or a trust, pension or profit-sharing plan for these individuals;
■	An employer-sponsored retirement plan;
■	A trust institution investing on behalf of its trust customers;
■	Additional sales to an investor (including a natural person) who owned the IS class or SS class (formerly Class Y and IS respectively) of the Fund as of December 31, 2008;
■	A Federated Fund;
■	An investor (including a natural person) who acquired the IS class or SS class of a Federated fund pursuant to the terms of an agreement and plan of reorganization which permits the investor to acquire such shares; and
■	In connection with an acquisition of an investment management or advisory business, or related investment services, products or assets, by Federated or its investment advisory subsidiaries, an investor (including a natural person) who: (1) becomes a client of an investment advisory subsidiary of Federated; or (2) is a shareholder or interest holder of a pooled investment vehicle or product that becomes advised or subadvised by a Federated investment advisory subsidiary as a result of such an acquisition other than as a result of a fund reorganization transaction pursuant to an agreement and plan of reorganization.
The following categories of Eligible Investors are subject to applicable minimum initial investment amounts for the purchase of the IS class and SS class (see “How to Purchase Shares” below):
■	An investor, other than a natural person, purchasing the IS class or SS class directly from the Fund; and
■	In connection with an initial purchase of the IS class or SS class through an exchange, an investor (including a natural person) who owned the IS class or SS class of another Federated fund as of December 31, 2008.
A shareholder in the Fund's Shares may convert their Shares at net asset value to any other share class of the Fund if the shareholder meets the investment minimum and eligibility requirements for the share class into which the conversion is sought, as applicable. Such conversion of classes should not result in a realization event for tax purposes. Contact your financial intermediary or call 1-800-341-7400 to convert your Shares.”
3. Under “Payments to Financial Intermediaries”, please delete the sub-sections on “Service Fees” and “Account Administration Fees” in their entirety and replace with the following:
“SERVICE FEES
The SS class may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.
ACCOUNT ADMINISTRATION FEES
The SS class may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Fund and its shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.”
4. Under “How to Purchase Shares,” delete the current disclosure in its entirety and replace with the following:
“You may purchase Shares of the Fund any day the NYSE is open. Shares will be purchased at the NAV next calculated after your investment is received by the Fund, or its agent, in proper form. The Fund reserves the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form. All accounts, including those for which there is no minimum initial investment amount required, are subject to the Fund's policy on “Accounts with Low Balances” as discussed later in this Prospectus.
For important account information, see the section “Security and Privacy Protection.”
Eligible investors may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund in the manner described above under “How is the Fund Sold?”
Where applicable, the required minimum initial investment for IS and SS classes is generally $1,000,000. There is no minimum subsequent investment amount.”

6. In the section “Account and Share Information,” under the sub-section “Accounts with Low Balances,” please delete the current disclosure in its entirety and replace with the following:
“Federated reserves the right to close accounts if redemptions or exchanges cause the account balance to fall below:
■	$25,000 for the IS and SS classes.
Before an account is closed, you will be notified and allowed at least 30 days to purchase additional Shares to meet the minimum.”
November 20, 2017
Federated Intermediate Municipal Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454202 (11/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Federated Intermediate Municipal Trust
A Portfolio of Intermediate Municipal Trust
INSTITUTIONAL SHARES (TICKER FIMTX)
CLASS Y SHARES (TICKER FIMYX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED JULY 31, 2017
At the close of business on December 29, 2017, the existing Institutional Shares will be re-designated as Service Shares and the existing Class Y Shares will be re-designated as the new Institutional Shares. These re-designations are intended to more closely align the existing share classes of the Fund with how the share classes are being utilized by investors.
The existing Institutional Shares will operate up to the close of business on December 29, 2017. When business opens on January 2, 2018, the newly re-designated Service Shares will be available to new accounts as well as new purchases by existing shareholders who meet the eligible investor requirements as outlined in the fund's prospectus. There is no action required by shareholders to effect this re-designation and there will be no disruption to accounts as a result of the re-designation.
The existing Class Y Shares will operate up to the close of business on December 29, 2017. When business opens on January 2, 2018, the newly re-designated Institutional Shares will be available to new accounts as well as new purchases by existing shareholders who meet the eligible investor requirements as outlined in the fund's prospectus. The required minimum investment amount for Institutional Shares is generally $1,000,000. There is no minimum subsequent investment amount. Current Class Y shareholders who do not meet the new eligibility requirements after the re-designation will be grandfathered into the new Institutional Shares of the Fund. There is no action required by shareholders to effect this re-designation and there will be no disruption to accounts as a result of the re-designation. Please delete all references to Class Y Shares effective as of close of business on December 29, 2017.
November 20, 2017

Federated Intermediate Municipal Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454201 (11/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.